Exhibit 99.19

Client Name:	Bank of America Corporation
Client Project Name:	OBX-2021-J1
Start - End Dates:	11/2020 – 03/2021
Deal Loan Count:	2

Loan Level Tape Compare Upload

Loans in Report	2
Loan Number	Alternate Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	OBX21J10377	XXXXXX	Debt to Income Ratio (Back)	34.4860	42.9380
XXXXXX	OBX21J10377	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	OBX21J10377	XXXXXX	Months Reserves	230.00	60.12
XXXXXX	OBX21J10377	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	OBX21J10129	XXXXXX	Months Reserves	113.00	121.40

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